UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

612 Paddock

Libertyville, Illinois 60048

(Address of principal executive offices)(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

612 Paddock

Libertyville, Illinois 60048

(Name and address of agent for service)

Registrant's telephone number, including area code: (224) 544-5123

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL SHAREHOLDER REPORT

September 30, 2024 (Unaudited)

FORESTER VALUE FUND – CLASS N

FVALX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Forester Value Fund – Class N - FVALX (the “Fund”) for the period April 1, 2024 to September 30, 2024.

You can find additional information about the Fund at https://forestervalue.com/index.html. You can also request this information by contacting us at 1-800-388-0365.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Forester Value Fund – Class N	$65	1.25%

*Annualized

managment’s discussion of fund performance

Approximately 400 words, 2,100 characters with no spaces, or 2,500 characters with spaces

Performance graph

AVERAGE ANNUAL RETURNS

FOR PERIODS ENDING SEPTEMBER 30, 2024

	1 Year	5 Years	10 Years	Ending Value
Forester Value Fund – Class N	9.09%	1.40%	-0.10%	$ 9,899
S&P 500 Index	36.35%	15.96%	13.37%	$ 35,087

Comparison of the Change in Value of a $10,000 Investment in the Forester Value Fund's Class N, and the S&P 500 Index.

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-800-388-0365.

Fund statistics

			ADVISORY FEES
NET ASSETS:	PORTFOLIO HOLDINGS:	PORTFOLIO TURNOVER:	PAID BY FUND:
$3,225,911	37	0.00%	$14,608

SECTOR WEIGHTINGS

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

top ten holdings (% of net assets)

1.	Morgan Stanley Institutional Liquidity Fund Treasury Portfolio, Institutional Class	11.89%
2.	US Government Treasury Bill, 0.00%, 02/06/25	9.15%
3.	Alamos Gold, Inc.	4.25%
4.	Agnico Eagle Mines Ltd.	2.82%
5.	The Allstate Corp.	2.82%
6.	General Mills, Inc.	2.75%
7.	Chubb Ltd.	2.68%
8.	Aon PLC	2.68%
9.	Oracle Corp.	2.64%
10.	Conagra Brands, Inc.	2.62%
	Total % of Net Assets	44.30%

How has the fund changed

The Fund has not had any material changes during the six months ended September 30, 2024.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-877-676-3386, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://forestervalue.com/index.html or contact us at 1-800-388-0365.

Forester Class N	Class N	S&P 500
09/30/2014	10,000	10,000
12/31/2014	10,358	10,493
3/31/2015	10,260	10,593
06/30/2015	10,006	10,623
09/30/2015	9,867	9,940
12/31/2015	9,765	10,639
3/31/2016	10,069	10,781
06/30/2016	9,839	11,045
09/30/2016	9,453	11,470
12/31/2016	9,369	11,908
3/31/2017	9,171	12,629
06/30/2017	9,196	13,019
09/30/2017	9,122	13,603
12/31/2017	9,192	14,507
3/31/2018	9,468	14,397
06/30/2018	9,234	14,891
09/30/2018	9,493	16,039
12/31/2018	9,218	13,871
3/31/2019	9,597	15,764
06/30/2019	9,429	16,442
09/30/2019	9,235	16,721
12/31/2019	9,374	18,238
3/31/2020	9,769	14,664
06/30/2020	9,536	17,676
09/30/2020	9,114	19,255
12/31/2020	9,413	21,594
3/31/2021	9,619	22,927
06/30/2021	9,602	24,887
09/30/2021	9,378	25,032
12/31/2021	9,417	27,792
3/31/2022	9,904	26,514
09/30/2022	10,392	21,159
3/31/2023	9,551	24,465
09/30/2023	9,074	25,733
03/31/2024	9,498	31,775
09/30/2024	9,899	35,087

SEMI-ANNUAL SHAREHOLDER REPORT

September 30, 2024 (Unaudited)

FORESTER VALUE FUND – CLASS I

FVILX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Forester Value Fund – Class I - FVILX (the “Fund”) for the period April 1, 2024 to September 30, 2024.

You can find additional information about the Fund at https://forestervalue.com/index.html. You can also request this information by contacting us at 1-800-388-0365.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Forester Value Fund – Class I	$52	0.99%

*Annualized

managment’s discussion of fund performance

Approximately 400 words, 2,100 characters with no spaces, or 2,500 characters with spaces

Performance graph

AVERAGE ANNUAL RETURNS

FOR PERIODS ENDING SEPTEMBER 30, 2024

	1 Year	5 Years	10 Years	Ending Value
Forester Value Fund – Class I	9.43%	1.60%	0.13%	$ 10,129
S&P 500 Index	36.35%	15.96%	13.37%	$ 35,087

Comparison of the Change in Value of a $10,000 Investment in the Forester Value Fund's Class I, and the S&P 500 Index.

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-800-388-0365.

Fund statistics

			ADVISORY FEES
NET ASSETS:	PORTFOLIO HOLDINGS:	PORTFOLIO TURNOVER:	PAID BY FUND:
$3,225,911	37	0.00%	$14,608

SECTOR WEIGHTINGS

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

top ten holdings (% OF Net ASsets)

1.	Morgan Stanley Institutional Liquidity Fund Treasury Portfolio, Institutional Class	11.89%
2.	US Government Treasury Bill, 0.00%, 02/06/25	9.15%
3.	Alamos Gold, Inc.	4.25%
4.	Agnico Eagle Mines Ltd.	2.82%
5.	The Allstate Corp.	2.82%
6.	General Mills, Inc.	2.75%
7.	Chubb Ltd.	2.68%
8.	Aon PLC	2.68%
9.	Oracle Corp.	2.64%
10.	Conagra Brands, Inc.	2.62%
	Total % of Net Assets	44.30%

How has the fund changed

The Fund has not had any material changes during the six months ended September 30, 2024.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-877-676-3386, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://forestervalue.com/index.html or contact us at 1-800-388-0365.

Forester Class I	Class I	S&P 500
09/30/2014	10,000	10,000
12/31/2014	10,373	10,493
3/31/2015	10,277	10,593
06/30/2015	10,029	10,623
09/30/2015	9,893	9,940
12/31/2015	9,799	10,639
3/31/2016	10,113	10,781
06/30/2016	9,887	11,045
09/30/2016	9,509	11,470
12/31/2016	9,430	11,908
3/31/2017	9,235	12,629
06/30/2017	9,268	13,019
09/30/2017	9,194	13,603
12/31/2017	9,278	14,507
3/31/2018	9,558	14,397
06/30/2018	9,327	14,891
09/30/2018	9,599	16,039
12/31/2018	9,323	13,871
3/31/2019	9,708	15,764
06/30/2019	9,549	16,442
09/30/2019	9,357	16,721
12/31/2019	9,505	18,238
3/31/2020	9,906	14,664
06/30/2020	9,674	17,676
09/30/2020	9,255	19,255
12/31/2020	9,570	21,594
3/31/2021	9,791	22,927
06/30/2021	9,757	24,887
09/30/2021	9,536	25,032
12/31/2021	9,589	27,792
3/31/2022	10,106	26,514
09/30/2022	10,605	21,159
3/31/2023	9,725	24,465
09/30/2023	9,257	25,733
03/31/2024	9,699	31,775
09/30/2024	10,129	35,087

SEMI-ANNUAL SHAREHOLDER REPORT

September 30, 2024 (Unaudited)

FORESTER VALUE FUND – CLASS R

FVRLX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Forester Value Fund – Class R - FVRLX (the “Fund”) for the period April 1, 2024 to September 30, 2024.

You can find additional information about the Fund at https://forestervalue.com/index.html. You can also request this information by contacting us at 1-800-388-0365.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Forester Value Fund – Class R	$78	1.50%

*Annualized

managment’s discussion of fund performance

Approximately 400 words, 2,100 characters with no spaces, or 2,500 characters with spaces

Performance graph

AVERAGE ANNUAL RETURNS

FOR PERIODS ENDING SEPTEMBER 30, 2024

	1 Year	5 Years	10 Years	Ending Value
Forester Value Fund – Class R	8.90%	1.16%	-0.31%	$ 9,690
S&P 500 Index	36.35%	15.96%	13.37%	$ 35,087

Comparison of the Change in Value of a $10,000 Investment in the Forester Value Fund's Class R, and the S&P 500 Index.

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-800-388-0365.

Fund statistics

			ADVISORY FEES
NET ASSETS:	PORTFOLIO HOLDINGS:	PORTFOLIO TURNOVER:	PAID BY FUND:
$3,225,911	37	0.00%	$14,608

SECTOR WEIGHTINGS

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

top ten holdings (% of net assets)

1.	Morgan Stanley Institutional Liquidity Fund Treasury Portfolio, Institutional Class	11.89%
2.	US Government Treasury Bill, 0.00%, 02/06/25	9.15%
3.	Alamos Gold, Inc.	4.25%
4.	Agnico Eagle Mines Ltd.	2.82%
5.	The Allstate Corp.	2.82%
6.	General Mills, Inc.	2.75%
7.	Chubb Ltd.	2.68%
8.	Aon PLC	2.68%
9.	Oracle Corp.	2.64%
10.	Conagra Brands, Inc.	2.62%
	Total % of Net Assets	44.30%

How has the fund changed

The Fund has not had any material changes during the six months ended September 30, 2024.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-877-676-3386, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://forestervalue.com/index.html or contact us at 1-800-388-0365.

Forester Class R	Class R	S&P 500
09/30/2014	10,000	10,000
12/31/2014	10,356	10,493
3/31/2015	10,244	10,593
06/30/2015	9,989	10,623
09/30/2015	9,845	9,940
12/31/2015	9,754	10,639
3/31/2016	10,058	10,781
06/30/2016	9,818	11,045
09/30/2016	9,434	11,470
12/31/2016	9,338	11,908
3/31/2017	9,138	12,629
06/30/2017	9,154	13,019
09/30/2017	9,082	13,603
12/31/2017	9,143	14,507
3/31/2018	9,417	14,397
06/30/2018	9,176	14,891
09/30/2018	9,425	16,039
12/31/2018	9,146	13,871
3/31/2019	9,510	15,764
06/30/2019	9,349	16,442
09/30/2019	9,146	16,721
12/31/2019	9,281	18,238
3/31/2020	9,658	14,664
06/30/2020	9,427	17,676
09/30/2020	9,006	19,255
12/31/2020	9,296	21,594
3/31/2021	9,502	22,927
06/30/2021	9,454	24,887
09/30/2021	9,233	25,032
12/31/2021	9,283	27,792
3/31/2022	9,745	26,514
09/30/2022	10,224	21,159
3/31/2023	9,381	24,465
09/30/2023	8,898	25,733
03/31/2024	9,310	31,775
09/30/2024	9,690	35,087

	Class N	Class I	Class R
Communication Services	3.64%	3.64%	3.64%
Consumer Discretionary	2.65%	2.65%	2.65%
Consumer Staples	12.59%	12.59%	12.59%
Energy	7.06%	7.06%	7.06%
Financials	12.92%	12.92%	12.92%
Health Care	15.53%	15.53%	15.53%
Industrials	3.47%	3.47%	3.47%
Info. Tech.	5.21%	5.21%	5.21%
Materials	7.19%	7.19%	7.19%
Utilities	7.04%	7.04%	7.04%
Put Options	1.30%	1.30%	1.30%
US Govt. Obligs	9.31%	9.31%	9.31%
Money Market Fund	12.09%	12.09%	12.09%

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Companies.

Forester Value Fund

Class I Shares (FVILX)

Class N Shares (FVALX)

Class R Shares (FVRLX)

SEMI-ANNUAL FINANCIAL STATEMENTS

SEPTEMBER 30, 2024

(UNAUDITED)

	The Forester Value Fund

SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Shares/Par Value		Fair Value

COMMON STOCKS - 76.02%

Communication Services - 3.58%
1,000	Comcast Corp. Class A	$ 41,770
1,640	Verizon Communications, Inc.	73,652
		115,422
Consumer Discretionary - 2.61%
1,293	Ebay, Inc.	84,187

Consumer Staples - 12.38%
1,500	Altria Group, Inc.	76,560
2,600	Conagra Brands, Inc.	84,552
1,200	General Mills, Inc.	88,620
550	JM Smucker Co.	66,605
1,450	The Kroger Co.	83,085
		399,422
Energy - 6.94%
900	BP PLC ADR	28,251
500	Chevron Corp.	73,635
300	Diamondback Energy, Inc.	51,720
600	Exxon Mobil Corp.	70,332
		223,938
Financials - 12.71%
480	Allstate Corp.	91,032
250	Aon Plc. (United Kingdom)	86,498
300	Chubb Ltd. (Switzerland)	86,517
330	The Travelers Companies, Inc.	77,260
1,500	US Bancorp, Inc.	68,595
		409,902
Health Care - 15.27%
240	Amgen, Inc.	77,330
750	Cardinal Health, Inc.	82,890
810	CVS Health Corp.	50,933
500	Johnson & Johnson	81,030
4,600	Teva Pharmaceutical Industries Ltd. ADR *	82,892
120	The Cigna Group	41,573
130	UnitedHealth Group, Inc.	76,008
		492,656
COMMON STOCKS (CONTINUED) - 76.02%
Industrials - 3.42%
370	3M Co.	$ 50,579

200	Quanta Services, Inc.	59,630
		110,209

Information Technology - 5.12%
1,000	HP, Inc.	35,870
200	International Business Machines Corp.	44,216
500	Oracle Corp.	85,200
		165,286
Materials - 7.07%
1,130	Agnico Eagle Mines, Ltd. (Canada)	91,033
6,870	Alamos Gold, Inc.	136,988
		228,021
Utilities - 6.92%
1,300	Dominion Energy, Inc.	75,127
2,010	Exelon Corp.	81,505
1,500	First Energy Corp.	66,525
		223,157

TOTAL FOR COMMON STOCKS (Cost $1,298,813) - 76.02%		2,452,200

TOTAL FOR PUT OPTIONS PURCHASED (Premiums Paid $81,991) - 1.27%		41,100

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 9.15%
300,000	U.S. Government Treasury Bill, 0.00%, 02/06/2025	295,335
TOTAL FOR U.S GOVERNMENT AGENCIES & OBLIGATIONS (Cost $295,023) - 9.15%		295,335

MONEY MARKET FUND - 11.89%
383,516	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, Institutional Class, 4.78% **	383,516
TOTAL FOR MONEY MARKET FUND (Cost $383,516) - 11.89%		383,516

TOTAL INVESTMENTS (Cost $2,059,343) - 98.33%		3,172,151

OTHER ASSETS LESS LIABILITIES, NET - 1.67%		$ 53,760

NET ASSETS - 100.00%		$ 3,225,911

* Non-income producing security during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2024.
The accompanying notes are an integral part of these financial statements.

The Forester Value Fund

SCHEDULE OF PUT OPTIONS PURCHASED
September 30, 2024 (Unaudited)

Underlying Security	Counterparty	Contracts +	Notional Amount **	Exercise Price	Expiration	Fair Value

PUT OPTIONS - 1.27%

S&P 500 Index Put *	Options Clearing Corp.	15	$ 7,950,000	$ 5,300	11/15/2024	$ 41,100
Total Put Options (Premiums Paid $81,991) - 1.27%						$ 41,100

* Non-income producing security during the period.
**The notional amount is calculated by multiplying outstanding contracts by the exercise price at September 30, 2024.
+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
The accompanying notes are an integral part of these financial statements.

The Forester Value Fund

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024 (Unaudited)

Assets:
Investments in Securities, at Fair Value (Cost $2,059,343)	$ 3,172,151
Cash	1,000
Deposit with Broker	51,406
Receivables:
Shareholder Subscriptions	1
Dividends and Interest	6,356
Total Assets	3,230,914
Liabilities:
Payables:
Due to Advisor	3,356
Shareholder Redemptions	1,647
Total Liabilities	5,003
Net Assets	$ 3,225,911

Net Assets Consist of:
Paid In Capital	$ 2,760,266
Distributable Earnings	465,645
Net Assets	$ 3,225,911

Class I Shares:
Net Assets	$ 447,675
Shares outstanding (250,000,000 shares authorized with $0.0001 par value)	79,270
Net asset value, offering price, and redemption price per share	$ 5.65

Class N Shares:
Net Assets	$ 2,063,690
Shares outstanding (250,000,000 shares authorized with $0.0001 par value)	380,013
Net asset value, offering price, and redemption price per share	$ 5.43

Class R Shares:
Net Assets	$ 714,546
Shares outstanding (250,000,000 shares authorized with $0.0001 par value)	121,728
Net asset value, offering price, and redemption price per share	$ 5.87

The accompanying notes are an integral part of these financial statements.

The Forester Value Fund

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)

Investment Income:
Dividends	$ 35,555
Interest	22,682
Total Investment Income	58,237

Expenses:
Advisory Fees	14,608
Distribution (12b-1) Fees	4,389
Administration Fees	1,783
Interest Expense	31
Total Expenses	20,811

Net Investment Income	37,426

Realized and Unrealized Gain (Loss) on Investments and Options:
Realized Gain (Loss) on:
Investments	102,691
Options Purchased	(68,141)
34,550
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	61,733
Options Purchased	(15,320)
46,413

Net Realized and Unrealized Gain on Investments and Options	80,963

Net Increase in Net Assets Resulting from Operations	$ 118,389

The accompanying notes are an integral part of these financial statements.

The Forester Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	9/30/2024	3/31/2024
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 37,426	$ 87,026
Net Realized Gain (Loss) on Investments and Options	34,550	(66,455)
Unrealized Appreciation (Depreciation) on Investments and Options	46,413	(59,287)
Net Increase (Decrease) in Net Assets Resulting from Operations	118,389	(38,716)

Distributions to Shareholders:
Distributions:
Class I Shares	-	(16,482)
Class N Shares	-	(70,656)
Class R Shares	-	(18,487)
Total Distributions Paid to Shareholders	-	(105,625)

Capital Share Transactions	(461,575)	(833,623)

Total Decrease	(343,186)	(977,964)

Net Assets:
Beginning of Period	3,569,097	4,547,061

End of Period	$ 3,225,911	$ 3,569,097

The accompanying notes are an integral part of these financial statements.

The Forester Value Fund - Class I

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period:

	(Unaudited)
	Six Months
	Ended		Years Ended
	9/30/2024		3/31/2024		3/31/2023		3/31/2022		3/31/2021		3/31/2020

Net Asset Value, at Beginning of Period	$ 5.41		$ 5.61		$ 5.87		$ 5.77		$ 11.10		$ 11.61

Income From Investment Operations:
Net Investment Income *	0.07		0.14		0.12		0.07		0.12		0.17
Net Gain (Loss) on Securities (Realized and Unrealized)	0.17		(0.16)		(0.34)		0.11		(0.39)		0.04
Total from Investment Operations	0.24		(0.02)		(0.22)		0.18		(0.27)		0.21

Distributions:
Net Investment Income	-		(0.18)		(0.04)		(0.08)		(0.20)		(0.72)
Realized Gains	-		-		-		-		(4.86)		-
Total from Distributions	-		(0.18)		(0.04)		(0.08)		(5.06)		(0.72)

Net Asset Value, at End of Period	$ 5.65		$ 5.41		$ 5.61		$ 5.87		$ 5.77		$ 11.10

Total Return **	4.44%	(b)	(0.27)%		(3.77)%		3.22%		(1.17)%		2.04%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 448		$ 484		$ 540		$ 1,109		$ 1,213		$ 2,407
Ratio of Expenses to Average Net Assets	0.99%	(a) +	0.99%	+	0.99%	+	0.99%	+	0.99%	+	0.99%
Ratio of Net Investment Income to Average Net Assets	2.57%	(a)	2.67%		1.96%		1.29%		1.30%		1.50%
Portfolio Turnover	0.00%	(b)	7.13%		117.75%		7.80%		4.77%		21.80%

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.
** Assumes reinvestment of dividends.
+ Expenses (excluding interest expense) were 0.99% for the six months ended September 30, 2024 and years ended March 31, 2024, 2023, 2022 and 2021.
(a) Annualized.
(b) Not annualized.
The accompanying notes are an integral part of these financial statements.

The Forester Value Fund - Class N

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period:

	(Unaudited)
	Six Months
	Ended		Years Ended
	9/30/2024		3/31/2024		3/31/2023		3/31/2022		3/31/2021		3/31/2020

Net Asset Value, at Beginning of Period	$ 5.21		$ 5.41		$ 5.69		$ 5.59		$ 10.88		$ 11.39

Income From Investment Operations:
Net Investment Income *	0.06		0.12		0.10		0.06		0.09		0.13
Net Gain (Loss) on Securities (Realized and Unrealized)	0.16		(0.16)		(0.29)		0.10		(0.39)		0.05
Total from Investment Operations	0.22		(0.04)		(0.19)		0.16		(0.30)		0.18

Distributions:
Net Investment Income	-		(0.16)		(0.09)		(0.06)		(0.13)		(0.69)
Realized Gains	-		-		-		-		(4.86)		-
Total from Distributions	-		(0.16)		(0.09)		(0.06)		(4.99)		(0.69)

Net Asset Value, at End of Period	$ 5.43		$ 5.21		$ 5.41		$ 5.69		$ 5.59		$ 10.88

Total Return **	4.22%	(b)	(0.55)%		(3.57)%		2.96%		(1.54)%		1.80%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,064		$ 2,371		$ 2,737		$ 3,139		$ 3,563		$ 5,826
Ratio of Expenses to Average Net Assets	1.25%	(a) +	1.25%	+	1.25%	+	1.25%	+	1.25%	+	1.25%
Ratio of Net Investment Income to Average Net Assets	2.29%	(a)	2.39%		1.69%		1.03%		1.04%		1.18%
Portfolio Turnover	0.00%	(b)	7.13%		117.75%		7.80%		4.77%		21.80%

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.
** Assumes reinvestment of dividends.
+ Expenses (excluding interest expense) were 1.25% for the six months ended September 30, 2024 and years ended March 31, 2024, 2023, 2022 and 2021.
(a) Annualized.
(b) Not annualized.
The accompanying notes are an integral part of these financial statements.

The Forester Value Fund - Class R

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period:

	(Unaudited)
	Six Months
	Ended		Years Ended
	9/30/2024		3/31/2024		3/31/2023		3/31/2022		3/31/2021		3/31/2020

Net Asset Value, at Beginning of Period	$ 5.64		$ 5.83		$ 6.11		$ 6.01		$ 11.26		$ 11.76

Income From Investment Operations:
Net Investment Income *	0.06		0.12		0.10		0.05		0.07		0.10
Net Gain (Loss) on Securities (Realized and Unrealized)	0.17		(0.17)		(0.32)		0.10		(0.38)		0.06
Total from Investment Operations	0.23		(0.05)		(0.22)		0.15		(0.31)		0.16

Distributions:
Net Investment Income	-		(0.14)		(0.06)		(0.05)		(0.08)		(0.66)
Realized Gains	-		-		-		-		(4.86)		-
Total from Distributions	-		(0.14)		(0.06)		(0.05)		(4.94)		(0.66)

Net Asset Value, at End of Period	$ 5.87		$ 5.64		$ 5.83		$ 6.11		$ 6.01		$ 11.26

Total Return **	4.08%	(b)	(0.75)%		(3.74)%		2.56%		(1.62)%		1.56%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 715		$ 713		$ 1,271		$ 765		$ 804		$ 877
Ratio of Expenses to Average Net Assets	1.50%	(a) +	1.50%	+	1.50%	+	1.50%	+	1.50%	+	1.50%
Ratio of Net Investment Income to Average Net Assets	2.07%	(a)	2.07%		1.52%		0.78%		0.81%		0.92%
Portfolio Turnover	0.00%	(b)	7.13%		117.75%		7.80%		4.77%		21.80%

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.
** Assumes reinvestment of dividends.
+ Expenses (excluding interest expense) were 1.50% for six months ended September 30, 2024 and the years ended March 31, 2024, 2023, 2022 and 2021.
(a) Annualized.
(b) Not annualized.
The accompanying notes are an integral part of these financial statements.

The Forester Value Fund

Notes to Financial Statements

September 30, 2024 (Unaudited)

1.) ORGANIZATION

The Forester Funds, Inc. (the "Company") is an open-end diversified investment company currently offering one series of shares, The Forester Value Fund. The Company was incorporated as a Maryland corporation on April 7, 1999. The accompanying financial statements are those of the Forester Value Fund (the "Fund"). Forester Capital Management, Ltd. (the “Advisor”) serves as the Fund’s investment advisor. The Fund currently offers three classes of shares, Class I shares, Class N shares and Class R shares. Each class of shares commenced operations on the following dates: Class I shares June 8, 2009, Class N shares September 10, 1999 and Class R shares December 28, 2010. Each class differs as to administrative and distribution fees, such that Class I shares have no distribution fees but there is a higher minimum initial investment required. See Note 4 to the financial statements for further information regarding the fees for each Class of shares offered by the Fund.

The objective of the Fund is to seek long-term growth of capital.

2.) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security Valuation - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes - The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2021-2023) or expected to be taken in the Fund’s 2024 tax returns. The Fund identifies its major tax jurisdiction as U.S. Federal and State of Illinois, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended September 30, 2024, the Fund did not incur any interest or penalties.

Security Transactions, Investment Income and Distributions to Shareholders - As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold). Interest income is recorded on the accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and investment income, if any at year-end. Withholding taxes on foreign dividends have been provided for in accordance with the company's understanding of the applicable country's tax rules and rates.

Use of Estimates in Financial Statements - The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and assumptions.

Options - The Fund may invest in put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund’s portfolio and to generate income or gain for the Fund. The ability of the Fund to successfully utilize options will depend on the Advisor’s ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these techniques and instruments.

Share class accounting – Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the three classes of shares of the Fund on the basis of the daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

3.) SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Directors has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Directors.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•	Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common stocks) - Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Short term investments – Investments in other investment companies, including money market funds, are valued at the investment company’s net asset value per share. These securities will be categorized in level 1 of the fair value hierarchy.

U.S. government agencies & obligations - U.S. government agencies & obligations are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government obligations are categorized in level 1 or level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Derivative instruments (put options) – Options are valued at the last sales prices on the valuation date if the last sales price is between the closing bid and asked prices. Otherwise, options are valued at the closing bid price. These securities will be categorized in level 2 of the fair value hierarchy if valued at other than closing price.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2024:

	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 2,452,200	$ -	$ -	$ 2,452,200
Put Options Purchased	-	41,100	-	41,100
U.S. Government Agencies & Obligations	-	295,335	-	295,335
Money Market Fund	383,516	-	-	383,516
	$ 2,835,716	$ 336,435	$ -	$ 3,172,151

* Industry classifications of these categories are detailed on the Fund’s Schedule of Investments.

The Fund did not hold any Level 3 assets during the six months ended September 30, 2024. There were no significant transfers into or out of level 1 or level 2 during the period. It is the Fund's policy to recognize transfers into and out of level 1 and level 2 at the end of the reporting period.

4.) TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement – The Advisor provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space and certain administrative services, and personnel needed by the Fund. The Advisor receives a management fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.89% of the Fund's average daily net assets for Class I, Class N and Class R shares. For the six months ended September 30, 2024, the Advisor earned a management fee of $2,048 for Class I, $9,495 for Class N, and $3,065 for Class R. The Fund owes the Advisor $2,342 for management fees as of September 30, 2024.

Administrative Fee - The Fund pays the Advisor an administration fee for all other normal operating expenses (including administrative services and all expenses related to the Fund’s daily operations, excluding management fees and certain excluded extraordinary expenses like non-filing legal fees ), which is computed and accrued daily and paid monthly, at an annual rate of 0.10% of the Fund's average daily net assets for Class I shares, 0.11% of the Fund's average daily net assets for Class N and Class R shares. For the six months ended September 30, 2024, the Advisor earned a fee of $230 for Class I, $1,174 for Class N and $379 for Class R. The Fund owes the Advisor $290 at September 30, 2024 for administrative fees.

Distribution Agreement and Plan - The Fund has adopted a Distribution Plan pursuant to which the Fund pays broker-dealers for distributing Class N and Class R shares of the Fund. This expense, which is computed and accrued daily and paid monthly, is limited to an annual rate 0.25% of Class N average daily net assets and an annual rate of 0.50% of Class R average daily net assets. For the six months ended September 30, 2024, the Fund accrued $2,667 for Class N and $1,722 for Class R. The Fund owes the Advisor $724 at September 30, 2024 for distribution fees.

Related Party - Thomas Forester is the control person of the Advisor and also serves as a director and officer of the Company. Mr. Forester receives benefits from the Advisor resulting from management fees paid to the Advisor by the Fund.

5.) INVESTMENT TRANSACTIONS

For the six months ended September 30, 2024, purchases and sales of investment securities, other than short-term investments, options and U.S. Government Securities, aggregated $0 and $460,909, respectively; purchases and sales of options aggregated $377,830 and $271,420. There were no purchases and sales of long term U.S. Government securities during the six months ended September 30, 2024.

6.) DERIVATIVE TRANSACTIONS

The Fund considers the average quarter-end notional amounts during the year, categorized by primary underlying risk, to be representative of its derivative activities during the six months ended September 30, 2024.

Average notional value of:

Put Options Purchased $ 7,837,500

The Fund has adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

As of September 30, 2024, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Equity Index Contracts
Put Options Purchased (Investments in Securities)	$ 41,100
Total Assets	$ 41,100

For the six months ended September 30, 2024, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized depreciation on:	Equity Index Contracts	Total
Put Options Purchased (Investments)*	$ (15,320)	$ (15,320)

Net realized loss on:	Equity Index Contracts	Total
Put Options Purchased (Investments)*	$ (68,141)	$ (68,141)

*This information is also in the investments line item in the Statement of Operations.

The selling of written call options may tend to reduce the volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities. Written call options expose the Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The Fund engages in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Fund may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case a Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if a Fund does not exercise the option.

The Fund engages in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Fund’s use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Fund, and may also subject the Fund to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

7.) CAPITAL SHARE TRANSACTIONS

As of September 30, 2024, there were 5,000,000,000 shares of capital stock for the Company with a par value of $0.0001 authorized. Transactions in capital stock were as follows:

	Six months ended September 30, 2024		Year ended March 31, 2024
CLASS I SHARES	Shares	Amount	Shares	Amount
Shares sold	1,427	$ 7,565	1,320	$ 7,200
Shares issued in reinvestment of dividends	-	-	2,709	13,980
Shares redeemed	(11,611)	(63,106)	(10,705)	(55,918)
Net decrease	(10,184)	$ (55,541)	(6,676)	$ (34,738)

	Six months ended September 30, 2024		Year ended March 31, 2024
CLASS N SHARES	Shares	Amount	Shares	Amount
Shares sold	322	$ 1,660	71,205	$ 356,141
Shares issued in reinvestment of dividends	-	-	13,693	68,054
Shares redeemed	(75,143)	(380,878)	(135,767)	(703,901)
Net decrease	(74,821)	$ (379,218)	(50,869)	$ (279,706)

	Six months ended September 30, 2024		Year ended March 31, 2024
CLASS R SHARES	Shares	Amount	Shares	Amount
Shares sold	3,910	$ 22,091	13,861	$ 78,142
Shares issued in reinvestment of dividends	-	-	3,436	18,487
Shares redeemed	(8,644)	(48,907)	(108,646)	(615,808)
Net increase (decrease)	(4,734)	$ (26,816)	(91,349)	$ (519,179)

8.) TAX MATTERS

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Fund’s tax basis capital gains and losses and undistributed ordinary income are determined only at the end of each fiscal year. As of March 31, 2024, the Fund’s most recent fiscal year-end, components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$ 22,797
Short-term Capital Loss Carryforward – Non-expiring	(576,728)
Post-October Capital Loss Deferral	(190,780)
Net Unrealized Appreciation of Investments	1,091,967
Total Distributable Earnings	$ 347,256

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following year. The Fund incurred and elected to defer $190,780 of such late year losses. The Fund utilized $119,268 of capital loss carry forwards during the year ended March 31, 2024.

As of March 31, 2024, the Fund has a capital loss carryforward available for federal income tax purposes, which can be used to offset future capital gains, as follows:

Short-term non-expiring	$ 576,728

As of March 31, 2024, the tax basis components of unrealized appreciation (depreciation) and cost of investment securities inclusive of derivative contracts were as follows:

Gross unrealized appreciation on investment securities	$ 1,122,645
Gross unrealized depreciation on investment securities	(30,678)
Net unrealized appreciation on investment securities	$ 1,091,967

Tax cost of investment securities, including short-term investments*	$ 2,472,724

*The difference between the book cost and tax cost of investments represents mark-to-market on 1256 contracts for tax purposes.

No distributions were paid during the six months ended September 30, 2024.

The tax character of distributions paid during the year ended March 31, 2024 is as follows:

Ordinary income:	March 31, 2024
Class I Shares	$ 16,482
Class N Shares	70,656
Class R Shares	18,487
Total	$ 105,625

9.) COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Fund may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of September 30, 2024, National Financial Services, LLC, in omnibus accounts, for the benefit of others, in aggregate, owned approximately 31% of the Fund and may be deemed to control the Fund.

11.) MARKET RISK

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

12.) NEW ACCOUNTING PRONOUNCEMENTS

In September 2023, the SEC adopted a final rule relating to “Names Rule” under the 1940 Act. The amendments expanded the rule to require more funds to adopt an 80 percent investment policy, including funds with names suggesting a focus in investments with particular characteristics (e.g., growth or value) or with terms that reference a thematic investment focus (e.g., environmental, social, or governance factors). The amendments will require that a fund review its name for compliance with the rule. If needed, a fund may need to adopt an 80 percent investment policy and review its portfolio assets' treatment under such policy at least quarterly. The rule also requires additional prospectus disclosure and reporting and record keeping requirements. The amendments became effective on April 9, 2024. The compliance date is February 9, 2026 for Funds with more than $1 billion in assets and August 9, 2026 for Funds with less than $1 billion in assets. Management is currently evaluating the impact of the new rule.

13.) SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no such events requiring disclosure.

The Forester Value Fund

Additional information

September 30, 2024 (UNAUDITED)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-800-388-0365 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov. A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 13.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 14.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.  Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date December 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date December 2, 2024